Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

CTR/CTM-10-01  October 1, 2010
1.475744.129

Supplement to the

Fidelity® Connecticut Municipal Income Fund (FICNX) and
Fidelity Connecticut Municipal Money Market Fund (FCMXX)

Funds of Fidelity Court Street Trust and Fidelity Court Street Trust II

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

For Fidelity Connecticut Municipal Money Market Fund, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 2.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For Fidelity Connecticut Municipal Money Market Fund, the following information supplements the information in the "Fund Holdings Information" section beginning on page 46.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

CTR/CTMB-10-02  October 1, 2010
1.475746.121

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

NJN-10-01  October 1, 2010
1.475763.134

Supplement to the

Fidelity® New Jersey AMT Tax-Free Money Market Fund (FSJXX) and
Fidelity New Jersey Municipal Money Market Fund (FNJXX)

Fidelity New Jersey AMT Tax-Free Money Market Fund is a Class of shares of
Fidelity New Jersey AMT Tax-Free Money Market Fund

Funds of Fidelity Court Street Trust II

Fidelity New Jersey Municipal Income Fund (FNJHX)

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

For New Jersey AMT Tax-Free Money Market and New Jersey Municipal Money Market, effective May 28, 2010, the following information replaces the similar information regarding each fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 2.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For New Jersey AMT Tax-Free Money Market and New Jersey Municipal Money Market, the following information supplements the information in the "Fund Holdings Information" section beginning on page 47.

Beginning on or before October 7, 2010, the funds will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

NJNB-10-02  October 1, 2010
1.475765.125